Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net (loss) for the period	$ (6,346,213)	$ (5,582,036)	$ (25,341,623)	$ (13,432,539)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation (note 10)	133,775	336,927	1,356,071	1,092,290
Settlement of DSUs (note 14)			(36,495)
Depreciation expense	161,894	90,814	393,297	190,133
Change in fair value of warrant liability	(462,763)	263,943
Deferred tax expense		(699,920)
Change in fair value of derivative liabilities			(838,378)	(2,360,025)
Change in fair value of silver loan	6,068,932		2,820,533
Current tax expense			1,050,000
Deferred tax (recovery) expense			(2,588,590)	2,588,590
Financing costs	7,116		155,024
(Gain) on warrant extinguishment				(214,714)
Units issued for services				111,971
Interest expense on lease liability (note 7)	8,907	27,008	50,560	29,699
Interest expense				92,799
Loss on sale of equipment (note 6)			924,820
Loss on debt settlement	298,713	70,093	394,456	491,643
(Gain) loss on debt modification	(4,699,460)	217,000		99,569
Loss on revaluation of stream debenture			230,000	3,128,956
Gain on modification of debt			(1,308,062)
Accretion of liabilities	1,695,679	1,551,867	6,010,303	4,149,267
Loss on fair value of convertible debentures	78,364	157,232	890,258	(1,673,777)
Gain on debt settlement				(7,151,873)
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	(394,588)	(104,603)	(96,798)	(26,267)
Accounts payable	455,629	608,475	2,456,577	(1,840,426)
Accrued liabilities	(329,008)	(304,831)	1,043,405	425,719
Interest payable	487,241	504,864	2,018,037	1,966,233
Net cash (used in) operating activities	(2,835,782)	(2,863,167)	(10,416,605)	(12,332,752)
Investing activities
Process plant	(12,550,192)	(2,596,535)	(35,433,926)	(9,398,032)
Mine improvements	(1,583,445)	(495,050)	(3,913,472)	(1,458,506)
Purchase of land			(309,861)
Purchase of machinery and equipment		(264,634)	(983,719)	(539,803)
Net cash (used in) investing activities	(14,133,637)	(3,356,219)	(40,640,978)	(11,396,341)
Financing activities
Proceeds from silver loan			26,278,261
Proceeds from debt facility	11,000,000		10,000,000
Proceeds from stream obligation				46,000,000
Transaction costs stream obligation				(740,956)
Proceeds from issuance of shares, net of issue costs				3,661,822
Proceeds from warrants exercise				837,459
Proceeds from Teck promissory note	3,095,097			390,000
Repayment of U.S. Environmental Protection Agency cost recovery payable			(3,000,000)
Repayment of bridge loan				(5,000,000)
Repayment of promissory notes				(150,000)
Repayment of promissory note				(1,599,568)
Lease payments	(55,417)	(198,668)	(537,997)	(275,173)
Net cash (used in) provided by financing activities	14,039,680	(198,668)	32,740,264	43,123,584
Net change in cash	(2,929,739)	(6,418,054)	(18,317,319)	19,394,491
Cash, beginning of period	8,261,277	26,578,596	26,578,596	7,184,105
Cash, end of period	5,331,538	20,160,542	8,261,277	26,578,596
Supplemental disclosures
Cash interest paid				322,708
Non-cash activities
Financing cooperation fee settled with common shares	179,998
Interest payable settled with common shares	510,404	580,498
Units issued to settle accounts payable and accrued liabilities				874,198
Units issued to settle deferred shared units			83,802
Units issued to settle interest payable			2,030,526	2,515,235
Reconciliation from Cash Flow Statement to Balance Sheet:
Cash and restricted cash end of period	5,331,538	20,160,542	8,261,277	26,578,596
Less restricted cash	2,975,000	6,476,000	4,475,000	6,476,000
Cash end of period	$ 2,356,538	$ 13,684,542	$ 3,786,277	$ 20,102,596